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                                                                         497(j)



                          WILMER CUTLER PICKERING LLP
                               2445 M STREET, NW
                             WASHINGTON, D.C. 20037

                  WRITER'S DIRECT DIAL NUMBER: (202) 663-6596
                            Kevin.McEnery@wilmer.com



                                                                February 2, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

         Re:   Re:  Eureka Funds (File Nos. 333-32483 and 811-8305)

Ladies/Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 15 filed on January 28, 2004 and effective on January 28, 2004 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 15 was filed electronically.



                                       Sincerely,

                                       EUREKA FUNDS
                                       Registrant

                                       By: /s/ Kevin P. McEnery
                                           -------------------------
                                           Kevin P. McEnery
                                           Pursuant to power of attorney filed
                                           previously